EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	61,032,215	58,434,060	63,417,346	58,393,135	56,644,846	56,307,796
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,511,529,549	1,513,055,374	1,509,293,641	1,433,797,794	1,432,967,575	1,432,714,261
Unexercised options and other share-based plans (in shares)	60,336,551		70,018,161
Total diluted shares (in shares)	1,571,866,100		1,579,311,802
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,511,444,429		1,509,208,521
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120